Leases	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Leases

10	Leases

Lease Liabilities	2023 £’000	2022 £’000	2021 £’000
At 1 January	624	766	76
Additions	–	–	720
Transfer	–	–	77
Effect of modification to lease terms	–	–	(24)
Interest expenses	28	36	29
Lease payments	(188)	(178)	(112)
At 31 December	464	624	766

The right of use assets is disclosed in note 9.

In April 2021 the Group signed an agreement to lease new premises in Cardiff, Wales, to house its corporate offices and laboratories. The agreement to lease allowed the Group to carry out the Cat A works and fit out prior to completion of the lease and its occupation in August 2021. The lease agreed was for a 5 year period with no break clause. The lease was recognised as a right of use asset in 2021. The recognition in 2021 of the right of use asset and corresponding lease liability were a non cash investing and financing transaction.

In May 2021 the Group provided notice to terminate its property lease on its historical building in Cardiff. The lease required 6 months’ notice.

Low value leases expensed in year:

	2023 £’000	2022 £’000	2021 £’000
Low value leases expensed	2	3	2
	2	3	2

Total cash outflow for leases in 2023 was £190k (2022: £181k; 2021: £114k)